SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 4) - Restricted Share Units [Member]	3 Months Ended
Mar. 31, 2023 $ / shares shares
Statement [Line Items]
Stock Options Outstanding	3,238,477
August 4, 2020 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 1.64
Stock Options Outstanding	412,666
Issuance Date	Aug. 04, 2020
March 25, 2022 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 1.19
Stock Options Outstanding	1,185,333
Issuance Date	Mar. 25, 2022
March 29, 2028 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 1.12
Stock Options Outstanding	1,809,000
Issuance Date	Mar. 29, 2023